Trade and other receivables - Schedule of Other Receivables (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
VAT/GST receivables	$ 312,718	$ 540,708
Prepayments	469,588	427,288
Deposits	523,213	496,154
Trade debtors	177,561	430,470
Other receivables	88,852	133,647
Total	$ 1,571,932	$ 2,028,267